Unaudited condensed consolidated interim statement of financial position - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 244,954	$ 100,791
Other financial assets	12,558	19,387
Marketable securities	33,835	29,146
Other current assets	3,321	4,901
Total current assets	294,668	154,225
Non-current assets
Marketable securities	23,991	33,300
Property, plant and equipment	705	748
Other non-current assets	1,090	0
Total non-current assets	25,786	34,048
Total assets	320,454	188,273
Current liabilities
Trade payables	4,774	3,741
Lease liability	336	255
Other current liabilities	4,808	4,957
Total current liabilities	9,918	8,953
Non-current liabilities
Lease liability	322	369
Total non-current liabilities	322	369
Total liabilities	10,240	9,322
Equity attributable to owners
Share capital	1,551	1,301
Additional paid-in capital	431,061	291,463
Other reserves	6,671	5,194
Foreign currency translation reserve	(12,029)	(12,561)
Accumulated deficit	(117,040)	(106,446)
Total equity	310,214	178,951
Total liabilities and equity	$ 320,454	$ 188,273